Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP-001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement	FAIR VALUE MEASUREMENT
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 ‑ Unadjusted quoted prices for identical assets in active markets that the Plan or Master Trust can access.
Level 2 ‑ Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as:
•quoted prices for similar assets or liabilities in active markets;
•quoted prices for identical or similar assets or liabilities in inactive markets;
•inputs other than quoted prices that are observable for the asset or liability;
•inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3 ‑ Unobservable inputs for the asset.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs.
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025.
Cash and cash equivalents: The carrying value of the cash and cash equivalents approximates fair value as maturities are less than three months.
Common stock: Valued at the closing price reported on the active market on which the individual securities are traded.
Common collective trusts: Valued at the net asset value (“NAV”) of units of a collective trust. The NAV, as provided by the Trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the trust less its liabilities. This practical expedient is not used when it is determined to be probable that the trust will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Master Trust to initiate a full redemption of the collective trusts, the investment advisor reserves the right to temporarily delay the withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.
Debt securities: Fair value of debt securities is based on quoted market prices, where available. A price is obtained for each security primarily from a third-party pricing service (“pricing service”), which generally uses quoted or other observable inputs for the determination of fair value. The pricing service normally derives the security prices through recently reported trades for identical or similar securities, and, if necessary, makes adjustments through the reporting date based upon available observable market information. For securities not actively traded, the pricing service may use quoted market prices of comparable instruments or discounted cash flow analyses, incorporating inputs that are currently observable in the markets for similar securities. Inputs that are often used in the valuation methodologies include, but are not limited to, benchmark yields, credit spreads, default rates, prepayment speeds, and nonbinding broker quotes.
Fair values of debt securities that do not trade on a regular basis in active markets but are priced using other observable inputs are classified as Level 2.
Mutual funds: Valued at the daily closing price reported by the fund. Mutual funds held by the Master Trust are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Master Trust are deemed to be actively traded.
Self-directed brokerage accounts: The self-directed brokerage account allows participants the opportunity to invest in a wide array of individual securities including stocks, corporate bonds, zero-coupon bonds, U.S. Treasury securities, mortgage securities and U.S. government agency bonds, certificates of deposit, unit investment trusts, foreign securities, exchange-traded funds, and mutual funds, which are primarily valued using the methodologies described above for the Master Trust’s investments in similar securities.
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s interest in Master Trust and Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024.

	Fair Value Measurements at December 31, 2025
(in thousands)	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Total Fair Value

Cash and cash equivalents	$61,365	$—	$61,365
Debt securities:
U.S. government and agencies	77,846	186,311	264,157
Corporate and other	—	198,274	198,274
Mutual funds	239	—	239
Self-directed brokerage accounts	1,156,447	39,337	1,195,784
Common stock	2,542,342	—	2,542,342

Total assets in the fair value hierarchy	$3,838,239	$423,922	4,262,161

Instruments measured at NAV			24,652,641

Total investments at fair value			$28,914,802

	Fair Value Measurements at December 31, 2024
(in thousands)	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Total Fair Value

Cash and cash equivalents	$27,785	$—	$27,785
Debt securities:
U.S. government and agencies	76,137	162,636	238,773
Corporate and other	—	200,107	200,107
Mutual funds	616,141	—	616,141
Self-directed brokerage accounts	924,672	32,256	956,928
Common stock	2,731,135	—	2,731,135

Total assets in the fair value hierarchy	$4,375,870	$394,999	4,770,869

Instruments measured at NAV			20,479,663

Total investments at fair value			$25,250,532
Investments Measured Using the NAV Per Share Practical Expedient
The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024.

Investment	Fair Value(1)	Unfunded Commitment	Redemption Frequency(2)	Redemption Notice Period(3)(4)
	(in thousands)	(in thousands)
December 31, 2025

Common collective trusts	$24,652,641	$—	Immediate	Various

December 31, 2024

Common collective trusts	$20,479,663	$—	Immediate	Various
(1)    The fair value of investments are based on the fair values of the underlying investments in the funds.
(2)    Certain events may cause funds held in the common collective trusts to be deferred, including, but not limited to, the following:
(i)Closing or disruption of the financial markets or exchanges in which a transaction is unable to be settled prudently.
(ii)An emergency situation in which the disposition of assets would be seriously prejudicial to participants.
(iii)Breakdown in the means of communication normally employed to determine fair market value of an investment.
(iv)Investments cannot be effected at normal rates of exchange.
None of these events occurred in 2025 and 2024.
(3)    Certain common collective trusts require redemption notice periods for plan withdrawals at the discretion of the investment advisor.
(4) Certain common collective trusts require redemption notice periods for participant withdrawals at the discretion of the investment advisor.